Reportable Operating Segements and Geographic Operations (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense	$ 8,141	$ 7,862	$ 7,965	$ 7,614	$ 7,742	$ 7,571	$ 7,618	$ 7,031	$ 31,582	$ 29,962	$ 27,582
Pretax income from continuing operations	929	1,870	1,879	1,773	1,748	1,711	1,765	1,732	6,451	6,956	5,964
United States Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									22,631	21,254	19,976
Pretax income from continuing operations									6,468	6,971	6,137
EMEA Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									3,594	3,551	3,132
Pretax income from continuing operations									505	620	444
JAPA Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									3,106	3,071	2,630
Pretax income from continuing operations									426	430	273
LACC Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									2,774	2,706	2,451
Pretax income from continuing operations									605	583	469
Other Unallocated [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									(523)	(620)	(607)
Pretax income from continuing operations									$ (1,553)	$ (1,648)	$ (1,359)